Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 9,912	kr 7,948
Amounts offset in the Statement of Financial Position	(2,349)	(980)
Net amounts of financial assets presented in the Statement of Financial Position	7,563	6,968
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,354)	(3,799)
Cash collateral received	(2,502)	(2,352)
Net amount	2,707	817
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	27,744	21,036
Amounts offset in the Statement of Financial Position	(2,349)	(980)
Net amounts of financial liabilities presented in the Statement of Financial Position	25,395	20,056
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,354)	(3,799)
Cash collateral paid	(20,172)	(15,871)
Net amount	kr 2,869	kr 386